SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based payment transaction
Share-based compensation expense	$ 34.7	$ 23.0
Restricted share plan
Share-based payment transaction
Share-based compensation expense	30.2	19.0
DSUs
Share-based payment transaction
Share-based compensation expense	1.7	1.6
ESPP
Share-based payment transaction
Share-based compensation expense	$ 2.8	$ 2.4